Debt and Capital Structure (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Schedule of Short-Term and Long-Term Debt	A) Short-Term Borrowings

As at December 31,	Notes	2022	2021
Uncommitted Demand Facilities	i	—	—
WRB Uncommitted Demand Facilities	ii	115	79
Total Debt Principal		115	79
B) Long-Term Debt

As at December 31,	Notes	2022	2021
Committed Credit Facility (1)	i	—	—
U.S. Dollar Denominated Unsecured Notes	ii	6,537	9,363
Canadian Dollar Unsecured Notes	ii	2,000	2,750
Total Debt Principal		8,537	12,113
Debt Premiums (Discounts), Net, and Transaction Costs		154	272
Long-Term Debt		8,691	12,385
(1)The committed credit facility may include Bankers’ Acceptances, secured overnight financing rate loans, prime rate loans and U.S. base rate loans.
Schedule Remaining Principal Amounts of U.S. Dollar Denominated Unsecured Notes

	2022	2021
	US$ Principal	US$ Principal
U.S. Dollar Unsecured Notes
3.95% due April 15, 2022	—	500
3.00% due August 15, 2022	—	500
3.80% due September 15, 2023	115	335
4.00% due April 15, 2024	269	481
5.38% due July 15, 2025	533	334
4.25% due April 15, 2027	589	—
4.40% due April 15, 2029	510	—
6.75% due November 15, 2039	455	—
4.45% due September 15, 2042	58	—
5.20% due September 15, 2043	29	—
	2,558	2,150

	C$ Principal	C$ Principal
Canadian Dollar Unsecured Notes
3.55% due March 12, 2025	750	—
The principal amounts of the Company’s outstanding unsecured notes are:

	2022		2021
As at December 31,	US$ Principal	C$ Principal and Equivalent	US$ Principal	C$ Principal and Equivalent
U.S. Dollar Denominated Unsecured Notes
3.80% due September 15, 2023	—	—	115	146
4.00% due April 15, 2024	—	—	269	341
5.38% due July 15, 2025	133	181	666	844
4.25% due April 15, 2027	373	505	962	1,220
4.40% due April 15, 2029	240	324	750	951
2.65% due January 15, 2032	500	677	500	634
5.25% due June 15, 2037	583	790	583	739
6.80% due September 15, 2037	387	524	387	490
6.75% due November 15, 2039	935	1,267	1,390	1,763
4.45% due September 15, 2042	97	131	155	197
5.20% due September 15, 2043	29	39	58	73
5.40% due June 15, 2047	800	1,083	800	1,014
3.75% due February 15, 2052	750	1,016	750	951
	4,827	6,537	7,385	9,363
Canadian Dollar Unsecured Notes
3.55% due March 12, 2025		—		750
3.60% due March 10, 2027		750		750
3.50% due February 7, 2028		1,250		1,250
		2,000		2,750
Total Unsecured Notes		8,537		12,113

Mandatory Debt Payments

	U.S. Dollar Unsecured Notes		Canadian Dollar Unsecured Notes	Total
As at December 31, 2022	US$ Principal	C$ Principal Equivalent	C$ Principal	C$ Principal and Equivalent
2023	—	—	—	—
2024	—	—	—	—
2025	133	181	—	181
2026	—	—	—	—
2027	373	505	750	1,255
Thereafter	4,321	5,851	1,250	7,101
	4,827	6,537	2,000	8,537

Summary of Net Debt to Adjusted EBITDA
Net Debt to Adjusted EBITDA

As at December 31,	2022	2021	2020
Short-Term Borrowings	115	79	121
Current Portion of Long-Term Debt	—	—	—
Long-Term Portion of Long-Term Debt	8,691	12,385	7,441
Total Debt	8,806	12,464	7,562
Less: Cash and Cash Equivalents	(4,524)	(2,873)	(378)
Net Debt	4,282	9,591	7,184

Net Earnings (Loss)	6,450	587	(2,379)
Add (Deduct):
Finance Costs	820	1,082	536
Interest Income	(81)	(23)	(9)
Income Tax Expense (Recovery)	2,281	728	(851)
Depreciation, Depletion and Amortization	4,679	5,886	3,464
E&E Asset Write-downs	64	18	91
(Income) Loss From Equity-Accounted Affiliates	(15)	(57)	—
Unrealized (Gain) Loss on Risk Management	(126)	2	56
Foreign Exchange (Gain) Loss, Net	343	(174)	(181)
Revaluation (Gains)	(549)	—	—
Re-measurement of Contingent Payments	162	575	(80)
(Gain) Loss on Divestiture of Assets	(269)	(229)	(81)
Other (Income) Loss, Net	(532)	(309)	40
Adjusted EBITDA (1)	13,227	8,086	606

Net Debt to Adjusted EBITDA	0.3x	1.2x	11.9x
(1)Calculated on a trailing twelve-month basis.

Disclosure Of Net Debt To Adjusted Funds Flow
Net Debt to Adjusted Funds Flow

As at December 31,	2022	2021	2020
Net Debt	4,282	9,591	7,184

Cash From (Used in) Operating Activities	11,403	5,919	273
(Add) Deduct:
Settlement of Decommissioning Liabilities	(150)	(102)	(42)
Net Change in Non-Cash Working Capital	575	(1,227)	198
Adjusted Funds Flow (1)	10,978	7,248	117

Net Debt to Adjusted Funds Flow	0.4x	1.3x	61.4x
(1)    Calculated on a trailing twelve-month basis.

Summary of Net Debt to Capitalization	Net Debt to Capitalization

As at December 31,	2022	2021	2020
Net Debt	4,282	9,591	7,184
Shareholders’ Equity	27,576	23,596	16,707
Capitalization	31,858	33,187	23,891

Net Debt to Capitalization	13%	29%	30%